Balances and Transactions with Related Parties - Summary of Compensation Received by Key Management Personnel (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Transactions Between Related Parties [Abstract]
Cash compensation	$ 2,586	$ 4,046	$ 4,917
Short-term benefits for employees	21	119	245
Other long-term benefits			86
Total	$ 2,607	$ 4,165	$ 5,248